UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Meritage Growth Equity Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.72%

Consumer Discretionary — 16.62%
Bed Bath & Beyond, Inc. *	2,565	$182,936
Continental AG ADR	3,555	165,165
Cracker Barrel Old Country Store, Inc.	1,240	174,939
Dollar General Corp.	3,520	255,517
Foot Locker, Inc.	5,040	318,528
Home Depot, Inc./The	2,930	326,461
Macy’s, Inc.	4,600	307,970
TJX Cos., Inc./The	2,580	166,100
Walt Disney Co./The	2,880	317,866

		2,215,482

Consumer Staples — 6.08%
Colgate-Palmolive Co.	3,550	237,104
Dr. Pepper Snapple Group, Inc.	4,230	324,187
Wal-Mart Stores, Inc.	3,350	248,804

		810,095

Energy — 1.12%
Schlumberger Ltd.	1,640	148,863

Financials — 6.48%
ACE Ltd.	1,915	203,909
Allstate Corp./The	4,165	280,388
Aon PLC	1,770	179,159
Everest Re Group Ltd.	1,106	200,750

		864,206

Health Care — 17.50%
Amgen, Inc.	945	147,666
Biogen Idec, Inc. *	682	270,747
Celgene Corp. *	1,305	149,344
Edwards LifeSciences Corp. *	1,510	197,387
Gilead Sciences, Inc. *	1,825	204,893
Greatbatch, Inc. *	5,345	277,833
Health Net, Inc. *	2,360	146,886
Johnson & Johnson	3,865	387,041
Mallinckrodt PLC *	1,450	187,688
Omnicell, Inc. *	4,410	163,082
Shire PLC ADR	767	199,535

		2,332,102

Industrials — 15.87%
Acuity Brands, Inc.	942	166,254
AMETEK, Inc.	3,670	197,299
Danaher Corp.	5,025	433,758
Deluxe Corp.	2,530	161,490
Equifax, Inc.	2,350	235,776
Huntington Ingalls Industries, Inc.	2,515	311,835
Middleby Corp./The *	2,620	284,794
Snap-on, Inc.	925	143,745
Textron, Inc.	3,985	180,202

		2,115,153

See accompanying notes which are an integral part of these schedules of investments.

Meritage Growth Equity Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.72% - continued

Information Technology — 28.79%
Akamai Technologies, Inc. *	2,165	$165,125
Apple, Inc.	5,509	717,713
Barracuda Networks, Inc. *	7,380	290,329
Cisco Systems, Inc.	5,930	173,808
F5 Networks, Inc. *	1,795	225,614
Fiserv, Inc. *	3,075	246,461
Google, Inc. - Class A *	368	200,678
Lam Research Corp.	1,975	162,444
MasterCard, Inc. - Class A	3,590	331,213
Netscout Systems, Inc. *	7,740	310,219
NVIDIA Corp.	7,575	167,635
Oracle Corp.	5,630	244,849
PTC, Inc. *	4,215	173,953
QUALCOMM, Inc.	3,920	273,146
Sanmina Corp. *	7,080	153,353

		3,836,540

Materials — 1.26%
Westlake Chemical Corp.	2,385	168,166

Total Common Stocks (Cost $11,007,255)		12,490,607

Exchange-Traded Funds — 3.01%

Consumer Staples Select Sector SPDR Fund	5,040	245,902
Energy Select Sector SPDR Fund	1,985	155,564

Total Exchange-Traded Funds (Cost $384,293)		401,466

Money Market Securities — 2.24%

Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.14% (a)	297,692	297,692

Total Money Market Securities (Cost $297,692)		297,692

Total Investments – 98.97% (Cost $11,689,240)		13,189,765

Other Assets in Excess of Liabilities – 1.03%		137,771

NET ASSETS – 100.00%		$13,327,536

(a)	Rate disclosed is the seven day yield as of May 31, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these schedules of investments.

Meritage Value Equity Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 91.83%

Consumer Discretionary — 9.43%
Bridgestone Corp.	9,295	$192,407
Dillard’s, Inc. - Class A	1,915	222,159
Ford Motor Co.	13,895	210,787
Gannett Co., Inc.	7,455	266,814
Magna International, Inc.	3,460	198,985

		1,091,152

Consumer Staples — 6.12%
Archer-Daniels-Midland Co.	4,640	245,224
CVS Health Corp.	2,490	254,926
Sanderson Farms, Inc.	2,550	207,902

		708,052

Energy — 6.90%
Chevron Corp.	1,455	149,865
ConocoPhillips	3,400	216,512
Marathon Petroleum Corp.	2,255	233,302
Royal Dutch Shell PLC ADR	3,330	198,868

		798,547

Financials — 18.96%
Axis Capital Holdings Ltd.	4,660	256,486
Fidelity & Guaranty Life	4,240	93,110
Horace Mann Educators Corp.	5,770	198,603
KeyCorp	15,015	218,919
MetLife, Inc.	4,285	223,934
Prudential Financial, Inc.	2,820	238,600
Reinsurance Group of America, Inc.	2,660	248,843
Torchmark Corp.	4,957	282,896
Voya Financial, Inc.	5,895	267,102
W.R. Berkley Corp.	3,375	165,375

		2,193,868

Health Care — 18.17%
Aetna, Inc.	2,055	242,428
CIGNA Corp.	1,665	234,482
Eli Lilly & Co.	2,965	233,939
ICON PLC *	3,670	238,073
Magellan Health Services, Inc. *	4,050	273,901
Mednax, Inc. *	2,745	195,389
Taro Pharmaceutical Industries Ltd. *	1,235	183,645
Teva Pharmaceutical Industries Ltd. ADR	4,185	251,518
UnitedHealth Group, Inc.	2,075	249,436

		2,102,811

Industrials — 11.00%
EnerSys	2,605	173,597
Huron Consulting Group, Inc. *	2,000	128,600
Korn/Ferry International	5,150	165,264
Moog, Inc. - Class A *	3,025	207,606
Northrop Grumman Corp.	2,275	362,134
Raytheon Co.	2,285	235,949

		1,273,150

See accompanying notes which are an integral part of these schedules of investments.

Meritage Value Equity Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 91.83% - continued

Information Technology — 16.22%
Arrow Electronics, Inc. *	2,735	$166,261
Brocade Communications Systems, Inc.	14,810	183,126
Check Point Software Technologies Ltd. *	2,480	210,106
Cognizant Technology Solutions Corp. - Class A *	3,235	209,369
Hewlett-Packard Co.	5,005	167,167
Keysight Technologies, Inc. *	4,745	155,921
Mentor Graphics Corp.	7,705	201,178
Skyworks Solutions, Inc.	1,815	198,488
Synopsys, Inc. *	5,025	250,697
WNS Holdings Ltd. ADR *	5,090	134,325

		1,876,638

Materials — 1.02%
Mosaic Co./The	2,565	117,605

Telecommunication Services — 2.10%
Deutsche Telekom AG ADR	14,115	243,060

Utilities — 1.91%
Entergy Corp.	2,880	220,234

Total Common Stocks (Cost $9,261,170)		10,625,117

Exchange-Traded Funds — 4.81%
iShares Global Telecom ETF	2,570	164,172
Utilities Select Sector SPDR Fund	5,280	234,960
Vanguard Consumer Staples ETF	1,240	157,492

Total Exchange-Traded Funds (Cost $517,549)		556,624

Money Market Securities — 3.32%
Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.14% (a)	384,795	384,795

Total Money Market Securities (Cost $384,795)		384,795

Total Investments – 99.96% (Cost $10,163,514)		11,566,536

Other Assets in Excess of Liabilities – 0.04%		4,399

NET ASSETS – 100.00%		$11,570,935

(a)	Rate disclosed is the seven day yield as of May 31, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these schedules of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 92.26%

Consumer Discretionary — 5.61%
Buckle, Inc./The	14,830	$631,461
Garmin Ltd.	17,535	797,492
Las Vegas Sands Corp.	13,720	697,388
Mattel, Inc.	29,240	754,684

		2,881,025

Consumer Staples — 9.32%
Altria Group, Inc.	19,740	1,010,688
Lorillard, Inc.	12,305	891,866
Philip Morris International, Inc.	11,695	971,504
Reynolds American, Inc.	13,850	1,062,987
Universal Corp.	16,450	847,011

		4,784,056

Energy — 12.95%
BP PLC ADR	25,240	1,046,450
Energy Transfer Partners LP (a)	11,595	651,987
Eni SpA ADR	29,430	1,058,008
Targa Resources Partners LP (a)	22,815	986,292
Total SA ADR	19,480	983,545
Williams Partners LP (a)	20,612	1,151,799
Woodside Petroleum Ltd. ADR	27,560	773,609

		6,651,690

Financials — 22.49%
AllianceBernstein Holding LP	29,960	939,546
Australia & New Zealand Banking Group Ltd. ADR	37,025	938,954
Banco Latinoamericano de Comercio Exterior SA	28,125	853,031
Banco Santander SA ADR	110,690	785,899
BGC Partners, Inc.	108,530	1,025,608
Canadian Imperial Bank of Commerce	13,935	1,063,798
HSBC Holdings PLC ADR	16,980	806,550
KKR & Co. LP (a)	55,443	1,272,417
National Australia Bank Ltd. ADR	70,725	932,156
Old Republic International Corp.	50,770	784,904
Solar Capital Ltd. (b)	27,300	521,976
Waddell & Reed Financial, Inc. - Class A	12,010	573,838
Zurich Insurance Group AG ADR	32,755	1,047,177

		11,545,854

Health Care — 7.85%
AstraZeneca PLC ADR	15,030	1,015,277
GlaxoSmithKline PLC ADR	24,775	1,099,267
Pfizer, Inc.	32,530	1,130,417
Quality Systems, Inc.	49,505	784,159

		4,029,120

Industrials — 3.43%
Ennis, Inc.	38,535	648,159
Lockheed Martin Corp.	5,920	1,114,144

		1,762,303

See accompanying notes which are an integral part of these schedules of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 92.26% - continued

Information Technology — 3.64%
Seagate Technology PLC	13,720	$763,381
STMicroelectronics NV	130,195	1,106,657

		1,870,038

Materials — 1.02%
Ternium SA ADR	26,770	522,550

Real Estate Investment Trusts — 6.51%
EPR Properties	9,265	534,313
Lexington Realty Trust	103,305	948,340
Medical Properties Trust, Inc.	61,765	837,533
Omega Healthcare Investors, Inc.	14,510	522,795
STAG Industrial, Inc.	23,470	499,911

		3,342,892

Telecommunication Services — 11.11%
AT&T, Inc.	23,875	824,643
BCE, Inc. ADR	19,605	858,503
CenturyLink, Inc.	23,400	777,816
Rogers Communications, Inc.	26,890	922,865
Spark New Zealand Ltd. ADR	59,070	572,388
Telstra Corp. Ltd. ADR	34,575	819,082
Verizon Communications, Inc.	18,767	927,840

		5,703,137

Utilities — 8.33%
Entergy Corp.	10,645	814,023
National Grid PLC ADR	10,975	786,688
PPL Corp.	28,905	1,003,293
Public Service Enterprise Group, Inc.	21,165	902,264
Westar Energy, Inc.	21,055	772,087

		4,278,355

Total Common Stocks (Cost $47,311,741)		47,371,020

Convertible Preferred Stocks — 5.66%

Materials — 1.96%
Alcoa, Inc., Series 1, 5.375%	22,925	1,005,032

Real Estate Investment Trusts — 1.69%
Weyerhaeuser Co., Series A, 6.375%	15,975	866,804

Utilities — 2.01%
Exelon Corp., 6.500%	21,390	1,033,351

Total Convertible Preferred Stocks (Cost $3,076,322)		2,905,187

See accompanying notes which are an integral part of these schedules of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Fair Value
Money Market Securities — 1.18%
Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.14% (c)	604,686	$604,686

Total Money Market Securities (Cost $604,686)		604,686

Total Investments – 99.10% (Cost $50,992,749)		50,880,893

Other Assets in Excess of Liabilities – 0.90%		461,293

NET ASSETS – 100.00%		$51,342,186

(a)	Master Limited Partnership
(b)	Business Development Company
(c)	Rate disclosed is the seven day yield as of May 31, 2015.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

At May 31, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Meritage Growth Equity Fund	$11,695,683	$1,576,857	$(82,775)	$1,494,082
Meritage Value Equity Fund	10,167,615	1,516,531	(117,610)	1,398,921
Meritage Yield-Focus Equity Fund	50,994,482	2,153,887	(2,267,476)	(113,589)

Meritage Funds

Related Notes to the Schedule of Investments

May 31, 2015

(Unaudited)

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (the “Value Equity Fund”), the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

May 31, 2015

(Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (NAV) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when a Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, each Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

May 31, 2015

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2015:

Valuation Inputs
	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Growth Equity Fund
Common Stocks *	$12,490,607	$—	$—	$12,490,607
Exchange-Traded Funds	401,466	—	—	401,466
Money Market Securities	297,692	—	—	297,692

Total	13,189,765	—	—	13,189,765

Value Equity Fund
Common Stocks *	10,625,117	—	—	10,625,117
Exchange-Traded Funds	556,624	—	—	556,624
Money Market Securities	384,795	—	—	384,795

Total	11,566,536	—	—	11,566,536

Yield-Focus Equity Fund
Common Stocks *	47,371,020	—	—	47,371,020
Convertible Preferred Stocks	2,905,187			2,905,187
Money Market Securities	604,686	—	—	604,686

Total	50,880,893	—	—	50,880,893

*	Refer to Schedule of Investments for Industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the period ended May 31, 2015.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	7/22/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	7/22/2015

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	7/22/2015